Accumulated other comprehensive (loss)/income (Details) - USD ($) $ in Millions		1 Months Ended	2 Months Ended	3 Months Ended
	Feb. 23, 2022	Mar. 31, 2022	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ (3,809)	$ (3,809)	$ (3,716)	$ 1,503	$ (3,451)	$ (3,140)
Other comprehensive income		0		3		0
Other comprehensive income from continuing operations			1
Other comprehensive loss from discontinued operations			(3)
Recycling of accumulated other comprehensive loss on sale of Paratus Energy Services			16
Reset accumulated other comprehensive loss	1
Ending balance	1,499	1,503	(3,809)	1,470	(3,740)	(3,451)
Accumulated other comprehensive loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1)	(1)	(15)	0	(26)	(26)
Other comprehensive income					5
Ending balance	0	0	(1)	3	(21)	(26)
Actuarial gain relating to pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1)	(1)	(2)	0	(2)	(2)
Other comprehensive income		0		3	0	0
Other comprehensive income from continuing operations			1
Other comprehensive loss from discontinued operations			0
Recycling of accumulated other comprehensive loss on sale of Paratus Energy Services			0
Reset accumulated other comprehensive loss	1
Ending balance	0	0	(1)	3	(2)	(2)
Share in unrealized loss from associated companies
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	0	(19)	0	(29)	(28)
Other comprehensive income		0		0	5	(1)
Other comprehensive income from continuing operations			0
Other comprehensive loss from discontinued operations			(2)
Recycling of accumulated other comprehensive loss on sale of Paratus Energy Services			21
Reset accumulated other comprehensive loss	0
Ending balance	0	0	0	0	(24)	(29)
Change in debt component on Archer bond
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	0	6	0	5	4
Other comprehensive income		0		0	0	1
Other comprehensive income from continuing operations			0
Other comprehensive loss from discontinued operations			(1)
Recycling of accumulated other comprehensive loss on sale of Paratus Energy Services			(5)
Reset accumulated other comprehensive loss	0
Ending balance	$ 0	$ 0	$ 0	$ 0	$ 5	$ 5